Service Inventories - Schedule of Service Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Service inventories, gross	$ 86,192	$ 80,618
Less: allowance for obsolete and slow-moving inventories	(2,077)	(1,777)
Service inventories, net	84,115	78,841
Spare Parts [Member]
Service inventories, gross	45,983	39,428
Chemicals [Member]
Service inventories, gross	24,456	22,852
Raw Materials [Member]
Service inventories, gross	1,408	2,441
Consumables [Member]
Service inventories, gross	$ 14,345	$ 15,897